Basis of Presentation and Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Concentration Risk of Total Lease Rental Income	Except for

the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Total Lease Rental Income	2023	2022	2023	2022
Customer A	26.6%	24.9%	25.9%	24.3%
Customer B	11.6%	15.0%	11.7%	15.1%
Customer C	10.9%	10.8%	10.9%	10.8%
Customer D	4.4%	7.9%	4.5%	10.2%